Condensed Consolidated Balance Sheets (Parenthetical)	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	93,000,000	100,000,000
Common stock, issued (in shares)	11,798,521	11,066,936
Common stock, outstanding (in shares)	11,798,521	11,066,936
Common stock subject to possible redemption	64,472,667	61,414,002
Thimble Point Acquisition Corp.
Preferred stock, Par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	1,000,000	1,000,000
Preferred stock, issued (in shares)	0	0
Preferred stock, outstanding (in shares)	0	0
Common stock subject to possible redemption	27,600,000	0
Class A Common Stock | Thimble Point Acquisition Corp.
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	27,600,000	0
Common stock, outstanding (in shares)	27,600,000	0
Common stock subject to possible redemption	27,600,000	0
Temporary Equity, Redemption Price Per Share | $ / shares	$ 10	$ 10
Common Class B [Member] | Thimble Point Acquisition Corp.
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	20,000,000	20,000,000
Common stock, issued (in shares)	6,900,000	6,900,000
Common stock, outstanding (in shares)	6,900,000	6,900,000
Common stock subject to possible redemption		900,000